APPROVAL OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS	9 Months Ended
Sep. 30, 2024
Statement of financial position [abstract]
APPROVAL OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS	APPROVAL OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS The interim condensed consolidated financial statements were approved and authorized for issue by the Audit Committee of the Board of Directors on November 8, 2024.